Corporate information (Details) kr / shares in Units, € in Millions						1 Months Ended		12 Months Ended
	Jan. 01, 2029	Jan. 01, 2021	Aug. 02, 2017 USD ($) shares	Aug. 02, 2017 EUR (€) shares	Feb. 01, 2017 subsidiary shares	Sep. 30, 2017	Feb. 28, 2017 USD ($)	Dec. 31, 2021 DKK (kr) subsidiary kr / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 06, 2019 shares	Dec. 31, 2017 shares	Nov. 22, 2017 director	Aug. 01, 2017 shares	Feb. 02, 2017 shares	Dec. 31, 2014 shares
Corporate information
Number of independent directors | director												1
Board members | director												1
Conversion ratio (per share) | shares			10	10	1					14	2		1	10
Par value | kr / shares								kr 0.01
Shareholder distribution			$ 1,100,000,000	€ 917.7
Share annulment (as percent of outstanding)						80.00%
Shares issued (in shares) | shares															11,200,000
ADSs outstanding (in shares) | shares								1,650,000	1,650,000
Outstanding ordinary shares if ADSs were converted (in shares) | shares								23,160,000	23,160,000
License agreement | Minimum
Corporate information
Contingent royalty receivable		10.00%
Biogen Inc.
Corporate information
Number of subsidiaries | subsidiary					2
Board members | director												1
Revenue | $							$ 1,250,000,000
Foundation
Corporate information
Board members | director												3
Funding commitment								kr 100,000	$ 15,000
Danish
Corporate information
Number of subsidiaries | subsidiary								2
Forecast | License agreement | Maximum
Corporate information
Contingent royalty receivable	20.00%